JPMorgan Market Expansion Enhanced Equity ETF
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.1%
Aerospace & Defense — 0.2%
AeroVironment, Inc. *	5,852	652,674
Curtiss-Wright Corp.	1,621	317,116
Woodward, Inc.	4,558	566,377
		1,536,167
Air Freight & Logistics — 0.4%
Forward Air Corp.	8,403	577,622
GXO Logistics, Inc. *	20,819	1,221,035
Hub Group, Inc., Class A *	22,443	1,762,673
		3,561,330
Automobile Components — 1.6%
Adient plc *	24,369	894,342
American Axle & Manufacturing Holdings, Inc. *	37,395	271,488
Autoliv, Inc. (Sweden)	41,916	4,044,056
Dana, Inc.	87,335	1,281,204
Fox Factory Holding Corp. *	5,707	565,449
Gentherm, Inc. *	8,672	470,543
Goodyear Tire & Rubber Co. (The) * (a)	184,453	2,292,751
LCI Industries	6,440	756,185
Lear Corp.	15,123	2,029,506
Patrick Industries, Inc.	7,194	539,982
		13,145,506
Automobiles — 0.4%
Harley-Davidson, Inc.	40,500	1,338,930
Thor Industries, Inc.	15,151	1,441,315
Winnebago Industries, Inc.	10,365	616,199
		3,396,444
Banks — 6.2%
Ameris Bancorp	52,462	2,014,016
Associated Banc-Corp.	17,719	303,172
Axos Financial, Inc. *	22,856	865,328
Banc of California, Inc.	38,968	482,424
Bancorp, Inc. (The) *	26,023	897,793
BankUnited, Inc.	19,164	435,023
Banner Corp.	39,524	1,675,027
Brookline Bancorp, Inc.	19,037	173,427
Cadence Bank	18,997	403,116
Central Pacific Financial Corp.	29,272	488,257
Columbia Banking System, Inc.	55,257	1,121,717
Commerce Bancshares, Inc.	30,102	1,444,294
Cullen/Frost Bankers, Inc.	29,675	2,706,657
Customers Bancorp, Inc. *	52,792	1,818,684
CVB Financial Corp.	72,322	1,198,376
Dime Community Bancshares, Inc.	12,644	252,374
East West Bancorp, Inc.	62,087	3,272,606
FB Financial Corp.	8,437	239,273
First Bancorp	9,433	265,445

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
First BanCorp (Puerto Rico)	185,689	2,499,374
First Commonwealth Financial Corp.	89,560	1,093,528
First Horizon Corp.	139,798	1,540,574
FNB Corp.	153,218	1,653,222
Glacier Bancorp, Inc.	2,751	78,403
Hancock Whitney Corp.	21,750	804,532
Hanmi Financial Corp.	8,892	144,317
National Bank Holdings Corp., Class A	47,925	1,426,248
NBT Bancorp, Inc.	8,986	284,766
New York Community Bancorp, Inc.	136,220	1,544,735
OFG Bancorp (Puerto Rico)	72,253	2,157,475
Old National Bancorp	104,664	1,521,815
Pathward Financial, Inc.	23,166	1,067,721
Pinnacle Financial Partners, Inc.	50,516	3,386,593
Preferred Bank	3,621	225,407
Prosperity Bancshares, Inc.	46,577	2,542,173
Renasant Corp.	14,416	377,555
Southside Bancshares, Inc.	31,752	911,282
SouthState Corp.	9,096	612,707
Synovus Financial Corp.	38,632	1,073,970
Triumph Financial, Inc. *	5,966	386,537
UMB Financial Corp.	5,170	320,798
United Community Banks, Inc.	15,190	385,978
Veritex Holdings, Inc.	36,902	662,391
Washington Federal, Inc.	30,782	788,635
Webster Financial Corp.	31,112	1,254,125
Wintrust Financial Corp.	37,723	2,848,086
WSFS Financial Corp.	6,970	254,405
		51,904,361
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *	2,420	942,663
Celsius Holdings, Inc. *	7,666	1,315,486
Coca-Cola Consolidated, Inc.	1,408	895,938
		3,154,087
Biotechnology — 1.9%
Arrowhead Pharmaceuticals, Inc. *	41,808	1,123,381
Exelixis, Inc. *	230,561	5,037,758
Neurocrine Biosciences, Inc. *	27,529	3,097,012
REGENXBIO, Inc. *	62,123	1,022,545
United Therapeutics Corp. *	26,433	5,970,422
		16,251,118
Broadline Retail — 0.3%
Kohl's Corp. (a)	64,574	1,353,471
Macy's, Inc. (a)	18,401	213,636

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Broadline Retail — continued
Nordstrom, Inc. (a)	28,542	426,417
Ollie's Bargain Outlet Holdings, Inc. *	9,310	718,546
		2,712,070
Building Products — 3.5%
AAON, Inc.	12,171	692,165
Apogee Enterprises, Inc.	5,556	261,576
AZZ, Inc.	6,540	298,093
Builders FirstSource, Inc. *	71,326	8,879,374
Carlisle Cos., Inc.	13,753	3,565,603
Gibraltar Industries, Inc. *	24,343	1,643,396
Griffon Corp.	13,350	529,594
Lennox International, Inc.	7,427	2,780,966
Owens Corning	27,223	3,713,489
PGT Innovations, Inc. *	31,548	875,457
Resideo Technologies, Inc. *	41,512	655,890
Simpson Manufacturing Co., Inc.	11,540	1,728,807
Trex Co., Inc. *	4,309	265,564
UFP Industries, Inc.	36,387	3,726,029
		29,616,003
Capital Markets — 1.8%
Affiliated Managers Group, Inc.	15,955	2,079,575
Avantax, Inc. *	40,630	1,039,315
Brightsphere Investment Group, Inc.	28,646	555,446
Donnelley Financial Solutions, Inc. *	12,861	723,817
Evercore, Inc., Class A	6,146	847,411
Federated Hermes, Inc.	12,390	419,649
Interactive Brokers Group, Inc., Class A	35,346	3,059,550
Jefferies Financial Group, Inc.	11,338	415,311
Morningstar, Inc.	6,577	1,540,597
Piper Sandler Cos.	3,430	498,413
SEI Investments Co.	11,236	676,744
Stifel Financial Corp.	34,744	2,134,671
StoneX Group, Inc. *	8,704	843,592
Virtus Investment Partners, Inc.	1,952	394,284
		15,228,375
Chemicals — 2.0%
AdvanSix, Inc.	29,641	921,242
Ashland, Inc.	11,156	911,222
Avient Corp.	41,692	1,472,562
Axalta Coating Systems Ltd. *	22,888	615,687
Cabot Corp.	27,675	1,917,047
Chemours Co. (The)	63,166	1,771,806
Hawkins, Inc.	5,053	297,369
HB Fuller Co.	27,259	1,870,240
Ingevity Corp. *	24,433	1,163,255
Livent Corp. * (a)	19,518	359,326

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chemicals — continued
Minerals Technologies, Inc.	14,609	799,989
RPM International, Inc.	25,017	2,371,862
Scotts Miracle-Gro Co. (The)	11,105	573,907
Sensient Technologies Corp.	15,632	914,159
Stepan Co.	9,249	693,398
		16,653,071
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	16,958	678,490
Brady Corp., Class A	47,864	2,628,691
Brink's Co. (The)	13,904	1,009,986
Clean Harbors, Inc. *	23,505	3,933,797
CoreCivic, Inc. *	116,990	1,316,137
Deluxe Corp.	12,122	228,985
Enviri Corp. *	17,509	126,415
Interface, Inc.	17,075	167,506
Matthews International Corp., Class A	8,762	340,929
MillerKnoll, Inc.	22,344	546,311
OPENLANE, Inc. *	33,880	505,490
Pitney Bowes, Inc.	40,390	121,978
Stericycle, Inc. *	6,440	287,932
Tetra Tech, Inc.	14,347	2,181,174
Viad Corp. *	5,312	139,174
		14,212,995
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.	14,758	121,458
Calix, Inc. *	14,772	677,149
Ciena Corp. *	89,111	4,211,386
Digi International, Inc. *	8,957	241,839
Extreme Networks, Inc. *	31,633	765,835
Lumentum Holdings, Inc. *	14,758	666,766
Viasat, Inc. * (a)	45,022	831,106
Viavi Solutions, Inc. *	59,341	542,377
		8,057,916
Construction & Engineering — 1.7%
AECOM	34,861	2,894,858
Arcosa, Inc.	14,269	1,025,941
Comfort Systems USA, Inc.	9,093	1,549,538
EMCOR Group, Inc.	21,830	4,592,814
MasTec, Inc. *	15,249	1,097,471
MDU Resources Group, Inc.	56,073	1,097,909
MYR Group, Inc. *	17,357	2,339,029
		14,597,560
Construction Materials — 0.1%
Eagle Materials, Inc.	7,258	1,208,602
Consumer Finance — 0.8%
Encore Capital Group, Inc. *	8,672	414,175

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — continued
Enova International, Inc. *	34,056	1,732,429
EZCORP, Inc., Class A * (a)	23,625	194,906
FirstCash Holdings, Inc.	22,706	2,279,228
Navient Corp.	28,015	482,418
PROG Holdings, Inc. *	18,145	602,596
SLM Corp.	97,057	1,321,916
		7,027,668
Consumer Staples Distribution & Retail — 2.0%
Andersons, Inc. (The)	32,635	1,681,029
BJ's Wholesale Club Holdings, Inc. *	55,702	3,975,452
Casey's General Stores, Inc.	17,550	4,765,176
SpartanNash Co.	52,319	1,151,018
Sprouts Farmers Market, Inc. *	100,010	4,280,428
United Natural Foods, Inc. *	67,776	958,352
		16,811,455
Containers & Packaging — 1.4%
AptarGroup, Inc.	13,974	1,747,309
Berry Global Group, Inc.	44,826	2,775,178
Crown Holdings, Inc.	12,092	1,069,900
Greif, Inc., Class A	12,903	862,049
Myers Industries, Inc.	10,280	184,320
O-I Glass, Inc. *	19,318	323,190
Silgan Holdings, Inc.	42,087	1,814,371
Sonoco Products Co.	53,349	2,899,518
		11,675,835
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc. *	13,715	587,688
Graham Holdings Co., Class B	1,693	987,019
Grand Canyon Education, Inc. *	5,142	600,997
H&R Block, Inc.	44,883	1,932,662
Service Corp. International	44,139	2,522,102
		6,630,468
Diversified REITs — 0.4%
American Assets Trust, Inc.	12,706	247,132
Armada Hoffler Properties, Inc.	48,171	493,271
Essential Properties Realty Trust, Inc.	107,894	2,333,747
		3,074,150
Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings, Inc.	10,909	675,267
Iridium Communications, Inc.	35,832	1,629,998
		2,305,265
Electric Utilities — 0.7%
IDACORP, Inc.	33,152	3,104,685
OGE Energy Corp.	74,725	2,490,584
		5,595,269

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — 2.0%
Acuity Brands, Inc.	8,940	1,522,571
Encore Wire Corp.	15,263	2,784,887
EnerSys	2,878	272,460
Hubbell, Inc.	13,659	4,280,867
nVent Electric plc	95,528	5,062,029
Regal Rexnord Corp.	18,343	2,620,848
		16,543,662
Electronic Equipment, Instruments & Components — 3.9%
Advanced Energy Industries, Inc.	11,203	1,155,253
Arrow Electronics, Inc. *	25,352	3,175,085
Belden, Inc.	11,684	1,128,090
Benchmark Electronics, Inc.	10,070	244,298
Cognex Corp.	36,945	1,567,946
Coherent Corp. *	71,465	2,332,618
Crane NXT Co.	11,685	649,335
Fabrinet (Thailand) *	27,139	4,521,900
Jabil, Inc.	71,668	9,093,953
Littelfuse, Inc.	5,605	1,386,229
OSI Systems, Inc. *	4,758	561,634
Rogers Corp. *	4,007	526,800
TD SYNNEX Corp.	23,351	2,331,831
Vontier Corp.	124,845	3,860,207
		32,535,179
Energy Equipment & Services — 1.3%
Bristow Group, Inc. *	7,692	216,684
ChampionX Corp.	91,830	3,270,984
Helmerich & Payne, Inc.	18,373	774,606
Liberty Energy, Inc.	63,979	1,184,891
NOV, Inc.	105,867	2,212,620
Oceaneering International, Inc. *	50,794	1,306,422
Patterson-UTI Energy, Inc.	90,838	1,257,198
ProPetro Holding Corp. *	20,065	213,291
Valaris Ltd. *	5,812	435,784
Weatherford International plc *	2,682	242,265
		11,114,745
Entertainment — 0.0% ^
Marcus Corp. (The) (a)	8,194	127,007
Financial Services — 2.2%
Essent Group Ltd.	60,752	2,872,962
Euronet Worldwide, Inc. *	4,104	325,776
EVERTEC, Inc. (Puerto Rico)	49,940	1,856,769
MGIC Investment Corp.	148,959	2,486,126
Mr. Cooper Group, Inc. *	46,837	2,508,590
NMI Holdings, Inc., Class A *	55,761	1,510,565
Radian Group, Inc.	39,809	999,604
Voya Financial, Inc.	32,621	2,167,665

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Walker & Dunlop, Inc.	7,804	579,369
WEX, Inc. *	17,825	3,352,704
		18,660,130
Food Products — 1.4%
Darling Ingredients, Inc. *	44,494	2,322,587
Flowers Foods, Inc.	50,657	1,123,572
Fresh Del Monte Produce, Inc.	8,234	212,767
Hostess Brands, Inc. *	35,752	1,190,899
Ingredion, Inc.	31,698	3,119,083
John B Sanfilippo & Son, Inc.	2,706	267,353
Pilgrim's Pride Corp. *	50,682	1,157,070
Post Holdings, Inc. * (a)	14,329	1,228,568
Simply Good Foods Co. (The) *	22,317	770,383
		11,392,282
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	18,208	1,779,832
ONE Gas, Inc.	17,791	1,214,769
Southwest Gas Holdings, Inc.	4,181	252,574
Spire, Inc. (a)	7,194	407,037
UGI Corp.	77,165	1,774,795
		5,429,007
Ground Transportation — 1.9%
ArcBest Corp.	13,817	1,404,498
Avis Budget Group, Inc. *	12,706	2,283,141
Knight-Swift Transportation Holdings, Inc.	43,296	2,171,294
Landstar System, Inc.	19,575	3,463,601
Ryder System, Inc.	13,128	1,404,040
Saia, Inc. *	6,810	2,714,807
Werner Enterprises, Inc.	10,894	424,321
XPO, Inc. *	29,187	2,179,101
		16,044,803
Health Care Equipment & Supplies — 3.0%
Avanos Medical, Inc. *	12,035	243,348
CONMED Corp.	6,620	667,627
Envista Holdings Corp. *	95,257	2,655,765
Glaukos Corp. *	20,983	1,578,971
Globus Medical, Inc., Class A *	55,353	2,748,276
Haemonetics Corp. *	30,325	2,716,514
Inari Medical, Inc. *	15,472	1,011,869
Integer Holdings Corp. *	8,602	674,655
Integra LifeSciences Holdings Corp. *	18,921	722,593
Lantheus Holdings, Inc. *	48,267	3,353,591
LivaNova plc *	11,663	616,739
Masimo Corp. *	25,399	2,226,984
Merit Medical Systems, Inc. *	13,424	926,525
Neogen Corp. *	118,818	2,202,886

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Omnicell, Inc. *	11,105	500,169
Orthofix Medical, Inc. *	12,961	166,678
Shockwave Medical, Inc. *	9,808	1,952,773
Varex Imaging Corp. *	10,724	201,504
		25,167,467
Health Care Providers & Services — 2.9%
Acadia Healthcare Co., Inc. *	23,525	1,654,043
Addus HomeCare Corp. *	4,014	341,953
Amedisys, Inc. *	22,143	2,068,156
AMN Healthcare Services, Inc. *	5,587	475,901
Chemed Corp.	4,398	2,285,641
Encompass Health Corp.	57,609	3,869,020
Enhabit, Inc. * (a)	12,652	142,335
Ensign Group, Inc. (The)	13,525	1,256,878
Fulgent Genetics, Inc. *	40,524	1,083,612
HealthEquity, Inc. *	39,870	2,912,503
ModivCare, Inc. *	12,122	381,964
Option Care Health, Inc. *	69,143	2,236,776
Progyny, Inc. *	58,280	1,982,686
R1 RCM, Inc. *	30,989	467,004
RadNet, Inc. *	11,468	323,283
Tenet Healthcare Corp. *	41,866	2,758,551
		24,240,306
Health Care REITs — 0.5%
CareTrust REIT, Inc.	24,450	501,225
Community Healthcare Trust, Inc.	56,213	1,669,526
Physicians Realty Trust	122,527	1,493,604
Sabra Health Care REIT, Inc.	60,489	843,217
		4,507,572
Health Care Technology — 0.1%
HealthStream, Inc.	7,914	170,784
NextGen Healthcare, Inc. *	16,631	394,653
Veradigm, Inc. *	51,962	682,781
		1,248,218
Hotel & Resort REITs — 0.3%
Apple Hospitality REIT, Inc.	78,332	1,201,613
Park Hotels & Resorts, Inc.	66,059	813,847
Xenia Hotels & Resorts, Inc.	30,303	356,969
		2,372,429
Hotels, Restaurants & Leisure — 2.1%
BJ's Restaurants, Inc. *	6,261	146,883
Bloomin' Brands, Inc.	20,263	498,267
Boyd Gaming Corp.	22,381	1,361,436
Brinker International, Inc. *	36,291	1,146,433
Cheesecake Factory, Inc. (The)	14,664	444,319

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Churchill Downs, Inc.	13,431	1,558,533
Cracker Barrel Old Country Store, Inc. (a)	4,413	296,554
Dave & Buster's Entertainment, Inc. * (a)	13,625	505,079
Golden Entertainment, Inc.	9,146	312,610
Jack in the Box, Inc.	6,720	464,083
Light & Wonder, Inc. *	16,610	1,184,791
Marriott Vacations Worldwide Corp.	10,909	1,097,773
Papa John's International, Inc. (a)	6,540	446,159
Planet Fitness, Inc., Class A *	25,222	1,240,418
Texas Roadhouse, Inc.	15,916	1,529,527
Travel + Leisure Co.	31,238	1,147,372
Wendy's Co. (The)	34,534	704,839
Wyndham Hotels & Resorts, Inc.	50,844	3,535,692
		17,620,768
Household Durables — 2.1%
Cavco Industries, Inc. *	2,152	571,700
KB Home	24,269	1,123,169
La-Z-Boy, Inc.	12,307	380,040
Meritage Homes Corp.	16,014	1,959,954
Taylor Morrison Home Corp. *	34,554	1,472,346
Tempur Sealy International, Inc.	51,798	2,244,926
Toll Brothers, Inc.	79,401	5,872,498
Tri Pointe Homes, Inc. *	137,983	3,773,835
		17,398,468
Household Products — 0.5%
Central Garden & Pet Co. *	27,629	1,219,544
Central Garden & Pet Co., Class A *	55,612	2,229,485
Energizer Holdings, Inc.	17,729	568,037
		4,017,066
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	88,474	2,935,567
Industrial REITs — 1.5%
EastGroup Properties, Inc.	18,973	3,159,574
First Industrial Realty Trust, Inc.	69,471	3,306,125
Innovative Industrial Properties, Inc. (a)	10,858	821,516
LXP Industrial Trust	79,457	707,168
Rexford Industrial Realty, Inc.	67,035	3,308,177
STAG Industrial, Inc.	35,222	1,215,511
		12,518,071
Insurance — 3.8%
American Financial Group, Inc.	24,135	2,695,155
Assured Guaranty Ltd.	16,169	978,548
CNO Financial Group, Inc.	33,279	789,711
Employers Holdings, Inc.	8,070	322,397
Fidelity National Financial, Inc.	74,714	3,085,688
First American Financial Corp.	27,407	1,548,221

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Hanover Insurance Group, Inc. (The)	3,163	351,030
Horace Mann Educators Corp.	10,722	315,012
James River Group Holdings Ltd.	43,506	667,817
Kinsale Capital Group, Inc.	3,460	1,432,890
Mercury General Corp.	7,080	198,452
Old Republic International Corp.	76,496	2,060,802
Palomar Holdings, Inc. *	6,261	317,746
Primerica, Inc.	7,150	1,387,172
Reinsurance Group of America, Inc.	29,743	4,318,386
RenaissanceRe Holdings Ltd. (Bermuda)	17,267	3,417,485
RLI Corp.	19,973	2,714,131
Selective Insurance Group, Inc.	4,537	468,082
Unum Group	88,572	4,356,857
		31,425,582
Interactive Media & Services — 0.3%
Cars.com, Inc. *	17,000	286,620
QuinStreet, Inc. *	35,737	320,561
TripAdvisor, Inc. *	25,667	425,559
Yelp, Inc. *	18,008	748,952
Ziff Davis, Inc. *	13,071	832,492
		2,614,184
IT Services — 0.1%
Perficient, Inc. *	9,310	538,677
Leisure Products — 0.8%
Brunswick Corp.	23,979	1,894,341
Mattel, Inc. *	90,310	1,989,529
Polaris, Inc. (a)	15,399	1,603,652
YETI Holdings, Inc. *	18,473	890,768
		6,378,290
Life Sciences Tools & Services — 0.6%
Azenta, Inc. *	20,889	1,048,419
Bruker Corp.	26,648	1,660,170
Medpace Holdings, Inc. *	7,104	1,720,091
Repligen Corp. * (a)	4,953	787,577
		5,216,257
Machinery — 5.3%
AGCO Corp.	30,891	3,653,787
Alamo Group, Inc.	6,727	1,162,829
Chart Industries, Inc. *	9,310	1,574,507
Crane Co.	12,065	1,071,855
Esab Corp.	11,529	809,566
Federal Signal Corp.	15,483	924,800
Flowserve Corp.	35,267	1,402,569
Franklin Electric Co., Inc.	32,178	2,871,243
Graco, Inc.	46,373	3,379,664
Hillenbrand, Inc.	28,283	1,196,654

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Machinery — continued
ITT, Inc.	45,182	4,423,770
John Bean Technologies Corp.	8,018	843,012
Kennametal, Inc.	22,327	555,496
Lincoln Electric Holdings, Inc.	11,390	2,070,588
Lindsay Corp.	2,816	331,387
Middleby Corp. (The) *	15,123	1,935,744
Mueller Industries, Inc.	32,139	2,415,567
Oshkosh Corp.	32,735	3,123,901
RBC Bearings, Inc. *	7,343	1,719,217
SPX Technologies, Inc. *	11,185	910,459
Standex International Corp.	20,166	2,937,985
Terex Corp.	19,122	1,101,810
Timken Co. (The)	25,723	1,890,383
Titan International, Inc. *	15,312	205,640
Toro Co. (The)	7,742	643,360
Watts Water Technologies, Inc., Class A	5,938	1,026,205
		44,181,998
Marine Transportation — 0.3%
Kirby Corp. *	16,271	1,347,239
Matson, Inc.	12,035	1,067,745
		2,414,984
Media — 0.5%
Cable One, Inc.	2,630	1,619,133
John Wiley & Sons, Inc., Class A	11,362	422,326
New York Times Co. (The), Class A	44,322	1,826,066
		3,867,525
Metals & Mining — 2.0%
Alcoa Corp.	27,286	792,931
ATI, Inc. * (a)	49,746	2,047,048
Cleveland-Cliffs, Inc. *	130,552	2,040,528
Commercial Metals Co.	55,454	2,739,982
Haynes International, Inc.	10,189	473,992
Materion Corp.	10,273	1,046,921
Reliance Steel & Aluminum Co.	23,717	6,219,309
Royal Gold, Inc.	4,558	484,652
SunCoke Energy, Inc.	73,325	744,249
United States Steel Corp. (a)	15,437	501,394
		17,091,006
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc. (a)	145,972	2,745,733
Ellington Financial, Inc. (a)	12,922	161,137
KKR Real Estate Finance Trust, Inc.	17,172	203,832
PennyMac Mortgage Investment Trust	26,628	330,187
Ready Capital Corp. (a)	82,858	837,695
Starwood Property Trust, Inc.	33,657	651,263
		4,929,847

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — 0.3%
Northwestern Energy Group, Inc.	21,589	1,037,568
Unitil Corp.	25,423	1,085,816
		2,123,384
Office REITs — 0.7%
Brandywine Realty Trust	128,034	581,274
COPT Defense Properties	46,797	1,115,172
Cousins Properties, Inc.	41,445	844,235
Highwoods Properties, Inc.	45,437	936,457
Hudson Pacific Properties, Inc.	37,450	249,042
Kilroy Realty Corp.	52,557	1,661,327
SL Green Realty Corp. (a)	15,579	581,097
		5,968,604
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp.	75,277	901,819
Antero Resources Corp. *	30,942	785,308
California Resources Corp.	18,912	1,059,261
Callon Petroleum Co. *	11,223	439,044
Chord Energy Corp.	16,386	2,655,679
Civitas Resources, Inc. (a)	30,267	2,447,692
CNX Resources Corp. *	23,980	541,468
CONSOL Energy, Inc.	12,924	1,355,857
Dorian LPG Ltd.	7,564	217,314
DT Midstream, Inc.	14,658	775,701
Equitrans Midstream Corp.	104,398	978,209
Green Plains, Inc. *	29,506	888,131
HF Sinclair Corp.	48,892	2,783,422
Matador Resources Co.	62,863	3,739,091
Murphy Oil Corp.	38,431	1,742,846
Ovintiv, Inc.	38,599	1,836,154
PBF Energy, Inc., Class A	22,381	1,198,055
Range Resources Corp.	78,344	2,539,129
REX American Resources Corp. *	13,138	534,979
SM Energy Co.	68,019	2,696,953
Southwestern Energy Co. *	461,085	2,973,998
Talos Energy, Inc. *	9,426	154,964
World Kinect Corp.	16,581	371,912
		33,616,986
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	26,056	1,440,115
Passenger Airlines — 0.0% ^
Hawaiian Holdings, Inc. * (a)	22,671	143,507
Personal Care Products — 0.7%
BellRing Brands, Inc. *	37,017	1,526,211
Coty, Inc., Class A *	77,893	854,486
Edgewell Personal Care Co.	13,233	489,092
elf Beauty, Inc. *	13,438	1,475,895

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Personal Care Products — continued
Inter Parfums, Inc.	4,996	671,163
Medifast, Inc.	12,607	943,634
USANA Health Sciences, Inc. *	3,011	176,475
		6,136,956
Pharmaceuticals — 0.8%
Innoviva, Inc. *	163,730	2,126,853
Jazz Pharmaceuticals plc *	22,477	2,909,423
Prestige Consumer Healthcare, Inc. *	15,412	881,412
Supernus Pharmaceuticals, Inc. *	12,961	357,335
		6,275,023
Professional Services — 3.0%
ASGN, Inc. *	15,312	1,250,684
CACI International, Inc., Class A *	12,429	3,901,836
Concentrix Corp.	2,910	233,120
ExlService Holdings, Inc. *	46,952	1,316,534
FTI Consulting, Inc. *	9,397	1,676,519
Genpact Ltd.	95,057	3,441,063
Heidrick & Struggles International, Inc.	33,485	837,795
Insperity, Inc.	8,862	864,931
KBR, Inc.	35,579	2,097,026
Kelly Services, Inc., Class A	10,724	195,070
Korn Ferry	36,945	1,752,671
ManpowerGroup, Inc.	32,084	2,352,399
Maximus, Inc.	17,459	1,303,838
Paylocity Holding Corp. *	9,611	1,746,319
Resources Connection, Inc.	31,366	467,667
Science Applications International Corp.	13,414	1,415,713
		24,853,185
Real Estate Management & Development — 0.3%
Anywhere Real Estate, Inc. *	81,833	526,186
Jones Lang LaSalle, Inc. *	15,259	2,154,266
		2,680,452
Residential REITs — 0.5%
Apartment Income REIT Corp.	39,490	1,212,343
Centerspace	12,616	760,240
Equity LifeStyle Properties, Inc. (a)	32,441	2,066,816
NexPoint Residential Trust, Inc.	6,681	214,995
Veris Residential, Inc.	19,244	317,526
		4,571,920
Retail REITs — 1.8%
Agree Realty Corp.	50,951	2,814,533
Brixmor Property Group, Inc.	156,642	3,255,021
Kite Realty Group Trust	59,725	1,279,309
Macerich Co. (The)	15,435	168,396
NNN REIT, Inc.	76,077	2,688,561

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — continued
Retail Opportunity Investments Corp.	153,752	1,903,450
RPT Realty	24,919	263,145
Saul Centers, Inc.	2,995	105,634
SITE Centers Corp.	50,353	620,852
Spirit Realty Capital, Inc.	42,542	1,426,433
Tanger Factory Outlet Centers, Inc.	8,118	183,467
Whitestone	8,746	84,224
		14,793,025
Semiconductors & Semiconductor Equipment — 3.3%
Axcelis Technologies, Inc. *	9,611	1,567,074
Cirrus Logic, Inc. *	43,326	3,204,391
Cohu, Inc. *	11,105	382,456
Diodes, Inc. *	10,824	853,364
FormFactor, Inc. *	23,315	814,626
Ichor Holdings Ltd. *	35,832	1,109,359
Kulicke & Soffa Industries, Inc. (Singapore)	62,246	3,027,023
Lattice Semiconductor Corp. *	38,151	3,278,315
MaxLinear, Inc. *	18,989	422,505
MKS Instruments, Inc.	14,532	1,257,599
Photronics, Inc. *	15,787	319,055
Power Integrations, Inc.	15,577	1,188,681
Rambus, Inc. *	30,520	1,702,711
Semtech Corp. *	18,373	473,105
Silicon Laboratories, Inc. *	21,452	2,486,072
SiTime Corp. *	4,158	475,052
SMART Global Holdings, Inc. *	58,102	1,414,784
Synaptics, Inc. *	9,246	826,962
Ultra Clean Holdings, Inc. *	21,399	634,908
Universal Display Corp.	11,298	1,773,673
Veeco Instruments, Inc. *	1,843	51,807
Wolfspeed, Inc. * (a)	17,825	679,133
		27,942,655
Software — 2.9%
ACI Worldwide, Inc. *	29,137	657,331
Adeia, Inc.	100,013	1,068,139
Alarm.com Holdings, Inc. *	5,707	348,926
Aspen Technology, Inc. *	7,819	1,597,109
Blackbaud, Inc. *	12,770	897,986
DoubleVerify Holdings, Inc. *	54,200	1,514,890
Dynatrace, Inc. *	55,896	2,612,020
Envestnet, Inc. *	34,986	1,540,434
InterDigital, Inc.	8,672	695,841
LiveRamp Holdings, Inc. *	81,241	2,342,990
Manhattan Associates, Inc. *	17,629	3,484,548
NCR Corp. *	55,236	1,489,715
Progress Software Corp.	8,390	441,146
Qualys, Inc. *	8,762	1,336,643

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
SPS Commerce, Inc. *	10,726	1,829,963
Teradata Corp. *	28,083	1,264,297
Xperi, Inc. *	103,174	1,017,296
		24,139,274
Specialized REITs — 1.7%
CubeSmart	93,798	3,576,518
EPR Properties	9,711	403,395
Four Corners Property Trust, Inc.	23,864	529,542
Gaming and Leisure Properties, Inc.	48,823	2,223,887
Lamar Advertising Co., Class A	23,874	1,992,763
National Storage Affiliates Trust	71,892	2,281,852
PotlatchDeltic Corp.	29,102	1,320,940
Rayonier, Inc.	67,146	1,910,975
		14,239,872
Specialty Retail — 3.6%
Abercrombie & Fitch Co., Class A *	15,966	900,003
American Eagle Outfitters, Inc.	56,715	942,036
Asbury Automotive Group, Inc. *	8,852	2,036,580
AutoNation, Inc. *	20,723	3,137,462
Boot Barn Holdings, Inc. *	7,848	637,179
Caleres, Inc.	12,770	367,265
Chico's FAS, Inc. *	28,637	214,205
Designer Brands, Inc., Class A	18,562	234,995
Dick's Sporting Goods, Inc. (a)	18,033	1,958,023
Five Below, Inc. *	11,563	1,860,487
Group 1 Automotive, Inc.	10,276	2,761,264
Guess?, Inc. (a)	12,961	280,476
Haverty Furniture Cos., Inc.	4,489	129,193
Lithia Motors, Inc., Class A	7,005	2,068,787
Murphy USA, Inc.	6,056	2,069,517
ODP Corp. (The) *	14,900	687,635
RH *	4,104	1,084,934
Sally Beauty Holdings, Inc. *	57,964	485,738
Shoe Carnival, Inc.	5,214	125,292
Signet Jewelers Ltd.	15,577	1,118,584
Sleep Number Corp. *	6,166	151,622
Upbound Group, Inc.	31,981	941,841
Urban Outfitters, Inc. *	18,857	616,435
Valvoline, Inc.	51,698	1,666,744
Williams-Sonoma, Inc. (a)	22,566	3,506,756
		29,983,053
Technology Hardware, Storage & Peripherals — 0.7%
Avid Technology, Inc. *	76,090	2,044,538
Super Micro Computer, Inc. *	12,502	3,428,299
		5,472,837

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd. *	42,261	2,223,351
Carter's, Inc.	8,862	612,807
Columbia Sportswear Co.	2,252	166,873
Crocs, Inc. *	17,264	1,523,203
Deckers Outdoor Corp. *	7,742	3,980,085
G-III Apparel Group Ltd. *	11,563	288,150
Kontoor Brands, Inc.	15,202	667,520
Oxford Industries, Inc.	4,104	394,518
PVH Corp.	17,766	1,359,277
Skechers U.S.A., Inc., Class A *	48,088	2,353,908
Steven Madden Ltd.	22,072	701,227
Wolverine World Wide, Inc.	22,107	178,182
		14,449,101
Tobacco — 0.0% ^
Vector Group Ltd.	32,472	345,502
Trading Companies & Distributors — 1.6%
Boise Cascade Co.	17,629	1,816,492
DXP Enterprises, Inc. *	3,460	120,892
GATX Corp.	6,060	659,510
GMS, Inc. *	47,739	3,053,864
MSC Industrial Direct Co., Inc., Class A	12,501	1,226,973
NOW, Inc. *	181,501	2,154,417
Veritiv Corp.	3,894	657,697
Watsco, Inc. (a)	8,896	3,360,197
		13,050,042
Water Utilities — 0.5%
American States Water Co.	9,655	759,655
California Water Service Group	12,770	604,149
Essential Utilities, Inc.	88,811	3,048,882
		4,412,686
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	61,019	727,957
Total Common Stocks (Cost $641,833,486)		828,252,948
Short-Term Investments — 3.7%
Investment Companies — 0.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c) (Cost $5,254,612)	5,254,612	5,254,612
Investment of Cash Collateral from Securities Loaned — 3.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	21,994,102	21,998,501

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	3,149,031	3,149,031
Total Investment of Cash Collateral from Securities Loaned (Cost $25,148,932)		25,147,532
Total Short-Term Investments (Cost $30,403,544)		30,402,144
Total Investments — 102.8% (Cost $672,237,030)		858,655,092
Liabilities in Excess of Other Assets — (2.8)%		(23,205,078)
NET ASSETS — 100.0%		835,450,014

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2023. The total value of securities on loan at September 30, 2023 is $24,658,011.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2023.
Futures contracts outstanding as of September 30, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	4	12/15/2023	USD	359,560	781
S&P MidCap 400 E-Mini Index	9	12/15/2023	USD	2,267,370	(24,964)
					(24,183)

Abbreviations
USD	United States Dollar

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$858,655,092	$—	$—	$858,655,092
Appreciation in Other Financial Instruments
Futures Contracts (a)	$781	$—	$—	$781
Depreciation in Other Financial Instruments
Futures Contracts (a)	(24,964)	—	—	(24,964)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(24,183)	$—	$—	$(24,183)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$17,998,200	$56,000,001	$52,000,000	$1,700	$(1,400)	$21,998,501	21,994,102	$326,818	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	5,817,078	34,479,473	37,147,520	—	—	3,149,031	3,149,031	58,740	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	19,564,496	20,824,567	35,134,451	—	—	5,254,612	5,254,612	226,420	—
Total	$43,379,774	$111,304,041	$124,281,971	$1,700	$(1,400)	$30,402,144		$611,978	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.